Premises and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Premises and Equipment

Note 7 - Premises and Equipment

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2020 and 2019 are listed below:

	2020	2019
	(dollars in thousands)
Land	$3,155	$3,192
Building and improvements	14,303	15,783
ROU assets	2,437	1,945
Furniture and equipment	9,221	8,518
Total fixed assets	29,116	29,438
Less accumulated depreciation	12,134	12,376
Net fixed assets	$16,982	$17,062

Depreciation expense was $1.1 million for the years ended December 31, 2020, 2019 and 2018, and is included in net occupancy expense.

ROU assets are discussed further in Note 8 – Leases.